Other Current Assets (Details) - Other Current Assets - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses	$ 1.8	$ 1.4
Prepayments for clinical trials	1.4	0.9	$ 1.3
Prepayments for insurance policies	$ 0.4	0.3	$ 0.3
Prepayments for Delaware's franchise tax		0.1
Prepayments for other expenses		$ 0.1